Schedule of Effect of the Restatement (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Mar. 31, 2024	Aug. 31, 2023	Mar. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Due from Sponsor	$ 1,540,984		$ 1,179,141
Total Current Assets	1,563,117		1,385,762	420,370
Total Assets	28,495,653		63,224,926	119,474,609
Note Payable - Sponsor			2,925,000
Total Current Liabilities	6,201,445		5,047,201	787,635
Total Liabilities	9,651,445		8,497,201	4,237,635
Accumulated deficit	(7,762,739)		(6,499,430)	(3,229,704)
Total Liabilities and Stockholder’s Equity	28,495,653		63,224,926	119,474,609
Capital Contribution from Sponsor	437,458		1,013,297
Proceeds from Sponsor Note	525,000	$ 3,316,485	2,925,000
Temporary equity, redemption per share							$ 10.74
Common Class A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A Common Stock Subject to Possible Redemption	$ 26,606,595		$ 61,226,803	$ 118,466,326	$ 26,262,604	$ 25,922,167		$ 117,300,000
Temporary equity, redemption per share	$ 11.47		$ 11.02	$ 10.30
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Due from Sponsor			$ 731,912
Total Current Assets			938,533
Total Assets			62,777,697
Note Payable - Sponsor
Total Current Liabilities			2,122,202
Total Liabilities			5,572,202
Accumulated deficit			(3,327,054)
Total Liabilities and Stockholder’s Equity			62,777,697
Capital Contribution from Sponsor			3,938,297
Proceeds from Sponsor Note
Temporary equity, redemption per share			$ 10.90
Previously Reported [Member] | Common Class A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A Common Stock Subject to Possible Redemption			$ 60,532,197
Revision of Prior Period, Reclassification, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Due from Sponsor			447,229
Total Current Assets			447,229
Total Assets			447,229
Note Payable - Sponsor			2,925,000
Total Current Liabilities			2,925,000
Total Liabilities			2,925,000
Accumulated deficit			(3,172,376)
Total Liabilities and Stockholder’s Equity			447,229
Capital Contribution from Sponsor			(2,925,000)
Proceeds from Sponsor Note			$ 2,925,000
Temporary equity, redemption per share			$ 0.12
Revision of Prior Period, Reclassification, Adjustment [Member] | Common Class A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A Common Stock Subject to Possible Redemption			$ 694,606